ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 125,993	$ 124,715